Transactions with Related Parties (OceanPal) (Narrative) (Details)				1 Months Ended	12 Months Ended
	Dec. 15, 2022 USD ($) shares	Sep. 20, 2022 USD ($) $ / shares shares	Nov. 29, 2021 USD ($) $ / shares	Nov. 30, 2021 USD ($) Vessels shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Gain on spin-off of OceanPal Inc.						$ 15,252,000
Preferred shares, par value					$ 7,744,000	7,644,000
Accrued dividends					100,000	69,000
Due to related parties, current					136,000	596,000
Cash and cash equivalents					76,428,000	110,288,000	$ 62,909,000
Equity Securities Fv-Ni Realized Gain					589,000
Vessels					1,141,128,000	810,429,000	$ 872,431,000
OceanPal [Member]
Related Party Transaction [Line Items]
Accrued dividends					$ 917,000	69,000
OceanPal [Member] | Spin Off [Member]
Related Party Transaction [Line Items]
Number of vessel owing subsidiary shares as capital contribution | Vessels				3
Percentage of common stock to be exchanged				100.00%
Fair value						7,575,000
Gain on spin-off of OceanPal Inc.			$ 15,252,000
Cash and cash equivalents				$ 1,000,000
Fair value				$ 48,084,000
OceanPal [Member]
Related Party Transaction [Line Items]
Maximum total number of votes entitled to vote, including common stock or any other voting security					49.00%
Preferred shares, par value					$ 7,744,000	7,644,000
Accrued dividends					$ 169,000	69,000
Due to related parties, current						$ 70,000
OceanPal [Member] | Baltimore [Member]
Related Party Transaction [Line Items]
Proceeds from sale of productive assets		$ 4,400,000
Purchase price of vessel		$ 22,000,000
OceanPal [Member] | Baltimore [Member]
Related Party Transaction [Line Items]
Maximum percentage of votes as a percentage of total votes					49.00%
Series B Preferred Stock [Member] | OceanPal [Member] | Spin Off [Member]
Related Party Transaction [Line Items]
Shares exchanged for working capital contribution | shares				500,000		500,000
Series B Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Number of votes of stockholders | shares					2,000
Maximum percentage of votes as a percentage of total votes					34.00%
Equity Securities, fair value			$ 5,000
Series C Convertible Preferred Stock [Member] | OceanPal [Member] | Spin Off [Member]
Related Party Transaction [Line Items]
Shares exchanged for working capital contribution | shares				10,000		10,000
Series C Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Conversion price | $ / shares			$ 6.5
Cumulative preferred dividend accruing rate			8.00%
Preferred stock liquidation preference per share | $ / shares			$ 10,000
Equity Securities, fair value			$ 7,570,000
Series D Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Issuance of new shares | shares	9,172	25,000
Cumulative preferred dividend accruing rate					7.00%
Par value | $ / shares		$ 0.01
Preferred stock liquidation preference per share | $ / shares					$ 1,000
Series D Preferred Stock [Member] | OceanPal [Member] | Baltimore [Member]
Related Party Transaction [Line Items]
Equity Securities Fv-Ni Realized Gain					$ 589,000
Balance amount through preferred shares, sale consideration received		$ 17,600,000
Investments, fair value		$ 17,600,000
Series D Preferred Stock [Member] | OceanPal [Member] | Baltimore [Member]
Related Party Transaction [Line Items]
Equity Securities Fv-Ni Realized Gain					$ 589,000
Equity Securities, fair value	$ 18,189,000
Common Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Issuance of new shares | shares	72,011,457